leases (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income from subleasing right-of-use lease assets
Co-location sublease revenue included in Operating revenues - service	$ 6	$ 12	$ 12	$ 16
Other sublease revenue included in Other income	1	2	3	3
Lease payments	$ 140	$ 218	$ 1,029	$ 451